Common Shareholders' Equity (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Common Shareholders' Equity [Line Items]
Cash flow hedges	$ (55,220,514)	$ 17,077,670	$ 37,990,079
Gains (losses) from defined benefit plans	(1,859,692)	(4,127,305)	(1,263,781)
Charge to equity	(610,345)	1,014,283	323,337
Other comprehensive income	(53,621,696)	14,310,634	37,112,643
Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	(125,344,149)	(70,932,096)	(55,755,054)
Cash flow hedges	4,068,855	345,986	63,008
Gains (losses) from defined benefit plans	(1,859,692)	(4,127,305)	(1,263,781)
Inflation adjustment of subsidiaries in Argentina	70,123,635	88,009,766	93,745,133
Charge to equity	(610,345)	1,014,283	323,337
Other comprehensive income	(53,621,696)	14,310,634	37,112,643
Equity holders of the parent	(50,373,462)	13,484,816	34,657,314
Non-controlling interests	(3,248,234)	825,818	2,455,329
Reserve of exchange differences on translation [member] | Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	(125,344,149)	(70,932,096)	(55,755,054)
Cash flow hedges	0	0	0
Gains (losses) from defined benefit plans	0	0	0
Inflation adjustment of subsidiaries in Argentina	70,123,635	88,009,766	93,745,133
Charge to equity	0	0	0
Other comprehensive income	(55,220,514)	17,077,670	37,990,079
Equity holders of the parent	(52,043,623)	16,122,893	35,487,433
Non-controlling interests	(3,176,891)	954,777	2,502,646
Reserve of cash flow hedges [member] | Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	0	0	0
Cash flow hedges	4,068,855	345,986	63,008
Gains (losses) from defined benefit plans	0	0	0
Inflation adjustment of subsidiaries in Argentina	0	0	0
Charge to equity	(1,098,591)	(93,416)	(16,196)
Other comprehensive income	2,970,264	252,570	46,812
Equity holders of the parent	2,968,182	249,503	51,944
Non-controlling interests	2,082	3,067	(5,132)
Reserve of Actuarial gains and losses on defined benefit plans | Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	0	0	0
Cash flow hedges	0	0	0
Gains (losses) from defined benefit plans	(1,859,692)	(4,127,305)	(1,263,781)
Inflation adjustment of subsidiaries in Argentina	0	0	0
Charge to equity	488,246	1,107,699	339,533
Other comprehensive income	(1,371,446)	(3,019,606)	(924,248)
Equity holders of the parent	(1,298,021)	(2,887,580)	(882,063)
Non-controlling interests	$ (73,425)	$ (132,026)	$ (42,185)